Primary and secondary segments reporting (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Schedule of condensed balance sheets and condensed underlying income statements by primary and secondary segments
The main masses of the balance sheets of the different segments, summarized, are indicated below:

EUR million
	2025
Balance sheet (condensed)	Retail & Commercial Banking	Digital Consumer Bank	Corporate & Investment Banking	Wealth Management & Insurance	Payments	Corporate Centre	Total
Loans and advances to customers	604,870	203,857	210,245	26,585	24,469	6,289	1,076,315
Customer deposits	674,133	129,946	224,981	63,964	1,415	1,387	1,095,827
Memorandum items
Gross loans and advances to customersA	600,686	211,894	151,894	26,749	26,618	6,349	1,024,191
Customers funds	777,742	138,999	152,903	189,870	1,415	1,387	1,262,315
Customer depositsB	662,388	129,909	140,438	62,888	1,415	1,387	998,425
Investment funds	115,354	9,089	12,465	126,982	—	—	263,889

EUR million
	2024
Balance sheet (condensed)	Retail & Commercial Banking	Digital Consumer Bank	Corporate & Investment Banking	Wealth Management & Insurance	Payments	Corporate Centre	Total
Loans and advances to customers	608,828	207,107	184,834	24,526	22,995	5,778	1,054,069
Customer deposits	660,748	128,975	202,360	61,337	1,086	1,430	1,055,936
Memorandum items
Gross loans and advances to customersA	609,372	215,164	136,697	24,691	24,768	5,853	1,016,546
Customers funds	748,855	137,122	150,736	172,243	1,086	1,299	1,211,342
Customer depositsB	649,214	128,933	136,677	60,409	1,086	1,299	977,620
Investment funds	99,641	8,189	14,059	111,833	—	—	233,722

EUR million
	2023
Balance sheet (condensed)	Retail & Commercial Banking	Digital Consumer Bank	Corporate & Investment Banking	Wealth Management & Insurance	Payments	Corporate Centre	Total
Loans and advances to customers	618,113	199,158	168,960	22,509	22,045	5,565	1,036,349
Customer deposits	666,578	115,446	203,713	58,507	1,418	1,508	1,047,169
Memorandum items
Gross loans and advances to customersA	618,773	206,649	137,578	22,603	23,709	5,640	1,014,951
Customers funds	725,971	120,996	169,839	157,142	1,418	1,508	1,176,874
Customer depositsB	638,169	114,334	155,274	57,643	1,418	1,508	968,346
Investment funds	87,802	6,662	14,565	99,499	—	—	208,528
A.Excluding reverse repos.
B.Excluding repos.
Note: 'Loans and advances to customers', 'Customer Deposits' and 'Customer funds' figures have been calculated including Poland.
The condensed income statements for the primary segments are as follows:

EUR million
	2025
Underlying income statement (condensed)	Retail & Commercial Banking	Digital Consumer Bank	Corporate & Investment Banking	Wealth Management & Insurance	Payments	Corporate Centre	Total
Net interest incomeA	26,409	11,036	4,047	1,445	2,907	(490)	45,354
Net fee income	4,784	1,479	2,713	1,703	3,008	(27)	13,661
Gains (losses) on financial transactionsB	617	(11)	1,358	512	44	(82)	2,436
Other operating incomeC	(594)	511	370	579	55	18	940
Total income	31,216	13,015	8,488	4,239	6,013	(581)	62,390
Administrative expenses, depreciation and amortisation	(12,314)	(5,287)	(3,866)	(1,497)	(2,360)	(402)	(25,725)
Net operating incomeD	18,902	7,728	4,622	2,742	3,654	(983)	36,665
Net loan-loss provisionsE	(5,416)	(4,457)	(291)	(22)	(2,027)	(198)	(12,411)
Other gains (losses) and provisionsF	(2,320)	(704)	(121)	(7)	(140)	(94)	(3,387)
Operating profit/(loss) before tax	11,167	2,566	4,210	2,713	1,486	(1,275)	20,867
Tax on profit	(2,812)	(489)	(1,171)	(555)	(503)	190	(5,341)
Profit from continuing operations	8,354	2,077	3,039	2,158	984	(1,085)	15,526
Net profit from discontinued operations	—	—	—	—	—	—	—
Consolidated profit	8,354	2,077	3,039	2,158	984	(1,085)	15,526
Non-controlling interests	(689)	(336)	(205)	(95)	(101)	—	(1,425)
Attributable profit to the parent	7,666	1,741	2,834	2,063	883	(1,085)	14,101
A.Net interest income includes the net amount of the profit and loss account items 'Interest income' and 'Interest expense'. It is presented this way because it is how it is presented to the main operational decision maker.
B.Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
C.Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
D.Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
E.Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes an addition of EUR 47 million mainly corresponding to the results by commitments and contingent risks includes in the line of the statutory income statement of provisions or reversal of provisions.
F.Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except an addition EUR 47 million mainly corresponding to the results by commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognised in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.

Note: 'Loans and advances to customers', 'Customer Deposits' and 'Customer funds' figures have been calculated including Poland.

EUR million
	2024
Underlying income statement (condensed)	Retail & Commercial Banking	Digital Consumer Bank	Corporate & Investment Banking	Wealth Management & Insurance	Payments	Corporate Centre	Total
Net interest incomeA	27,937	10,777	3,988	1,706	2,567	(308)	46,668
Net fee income	4,707	1,508	2,548	1,497	2,759	(11)	13,010
Gains (losses) on financial transactionsB	738	(4)	1,629	257	61	(408)	2,273
Other operating incomeC	(1,008)	631	172	343	72	51	261
Total income	32,374	12,912	8,338	3,803	5,459	(676)	62,211
Administrative expenses, depreciation and amortisation	(12,796)	(5,183)	(3,794)	(1,452)	(2,430)	(379)	(26,034)
Net operating incomeD	19,578	7,729	4,544	2,351	3,030	(1,055)	36,177
Net loan-loss provisionsE	(5,846)	(4,562)	(171)	(44)	(1,714)	3	(12,333)
Other gains (losses) and provisionsF	(2,875)	(939)	(354)	(23)	(360)	(265)	(4,816)
Operating profit/(loss) before tax	10,857	2,228	4,019	2,284	955	(1,317)	19,027
Tax on profit	(3,088)	(294)	(1,068)	(534)	(462)	162	(5,284)
Profit from continuing operations	7,769	1,934	2,951	1,750	493	(1,155)	13,744
Net profit from discontinued operations	—	—	—	—	—	—	—
Consolidated profit	7,769	1,934	2,951	1,750	493	(1,155)	13,744
Non-controlling interests	(522)	(275)	(204)	(79)	(90)	1	(1,169)
Attributable profit to the parent	7,247	1,659	2,747	1,671	404	(1,154)	12,574
A.Net interest income includes the net amount of the profit and loss account items 'Interest income' and 'Interest expense'. It is presented this way because it is how it is presented to the main operational decision maker.
B.Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
C.Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
D.'Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
E.'Net Loan loss provisions' refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes an addition of EUR 41 million mainly corresponding to the results by commitments and contingent risks includes in the line of the statutory income statement of provisions or reversal of provisions.
F.Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except an addition of EUR 41 million mainly corresponding to the results by commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognised in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.

EUR million
	2023
Underlying income statement (condensed)	Retail & Commercial Banking	Digital Consumer Bank	Corporate & Investment Banking	Wealth Management & Insurance	Payments	Corporate Centre	Total
Net interest incomeA	25,550	10,221	3,594	1,513	2,424	(41)	43,261
Net fee income	4,497	1,229	2,131	1,262	2,952	(13)	12,057
Gains (losses) on financial transactionsB	854	116	1,795	170	1	(302)	2,633
Other operating incomeC	(1,146)	730	7	266	(79)	(83)	(304)
Total income	29,754	12,296	7,527	3,210	5,298	(439)	57,647
Administrative expenses, depreciation and amortisation	(12,825)	(5,263)	(3,387)	(1,216)	(2,344)	(391)	(25,425)
Net operating incomeD	16,930	7,033	4,140	1,994	2,954	(829)	32,222
Net loan-loss provisionsE	(6,540)	(4,106)	(165)	17	(1,666)	2	(12,458)
Other gains (losses) and provisionsF	(2,401)	(250)	(181)	(18)	(84)	(134)	(3,066)
Operating profit/(loss) before tax	7,989	2,677	3,795	1,994	1,205	(961)	16,698
Tax on profit	(1,927)	(426)	(1,137)	(454)	(509)	(36)	(4,489)
Profit from continuing operations	6,062	2,251	2,658	1,540	696	(998)	12,209
Net profit from discontinued operations	—	—	—	—	—	—	—
Consolidated profit	6,062	2,251	2,658	1,540	696	(998)	12,209
Non-controlling interests	(403)	(350)	(219)	(73)	(89)	—	(1,133)
Attributable profit to the parent	5,659	1,901	2,440	1,467	607	(998)	11,076
A.Net interest income includes the net amount of the profit and loss account items 'Interest income' and 'Interest expense'. It is presented this way because it is how it is presented to the main operational decision maker.
B.Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
C.Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
D.Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
E.Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes a release of EUR 24 million mainly corresponding to the results by commitments and contingent risks includes in the line of the statutory income statement of provisions or reversal of provisions.
F.Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except a release of EUR 24 million mainly corresponding to the results by commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognised in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.
The main masses of the balance sheets of the different secondary segments, summarized, are indicated below:

EUR million
	2025
Balance sheet (condensed)	Spain	United Kingdom	Portugal	Poland	DCB Europe	United States	Mexico
Loans and advances to customers	264,950	242,624	41,260	40,203	139,322	132,659	48,083
Customer deposits	354,943	225,708	40,576	54,627	82,359	122,000	55,595
Memorandum items
Gross loans and advances to customersA	237,385	228,273	41,980	40,913	142,477	108,950	49,442
Customers funds	429,464	227,159	46,201	62,518	87,559	103,178	68,201
Customer depositsB	322,070	219,440	40,576	54,017	82,359	87,686	45,498
Investment funds	107,394	7,719	5,625	8,501	5,200	15,492	22,703

EUR million
	2025
Balance sheet (condensed)	Brazil	Chile	Argentine	Corporate Center	Rest of the Group	Total
Loans and advances to customers	87,653	39,924	8,032	6,289	25,316	1,076,315
Customer deposits	92,256	29,503	9,959	1,387	26,913	1,095,827
Memorandum items
Gross loans and advances to customersA	93,030	40,986	8,611	6,349	25,795	1,024,191
Customers funds	132,581	42,256	15,893	1,387	45,917	1,262,315
Customer depositsB	80,449	28,293	9,959	1,387	26,691	998,425
Investment funds	52,132	13,963	5,934	—	19,226	263,889

EUR million
	2024
Balance sheet (condensed)	Spain	United Kingdom	Portugal	Poland	DCB Europe	United States	Mexico
Loans and advances to customers	246,897	246,453	38,410	38,042	137,038	134,856	45,054
Customer deposits	323,425	230,408	38,304	50,331	81,376	125,403	49,836
Memorandum items
Gross loans and advances to customersA	225,759	236,496	39,143	38,729	139,927	117,511	44,715
Customers funds	399,998	230,478	43,186	56,581	85,876	108,247	61,160
Customer depositsB	306,389	222,835	38,304	50,086	81,376	93,545	41,528
Investment funds	93,609	7,643	4,882	6,495	4,500	14,702	19,632

EUR million
	2024
Balance sheet (condensed)	Brazil	Chile	Argentine	Corporate Center	Rest of the Group	Total
Loans and advances to customers	88,620	40,332	7,684	5,778	24,906	1,054,069
Customer deposits	93,994	30,181	11,293	1,430	19,955	1,055,936
Memorandum items
Gross loans and advances to customersA	93,785	41,405	7,938	5,853	25,285	1,016,546
Customers funds	129,881	43,384	17,047	1,299	34,205	1,211,342
Customer depositsB	81,378	30,060	11,293	1,299	19,527	977,620
Investment funds	48,503	13,324	5,754	—	14,678	233,722

EUR million
	2023
Balance sheet (condensed)	Spain	United Kingdom	Portugal	Poland	DCB Europe	United States	Mexico
Loans and advances to customers	239,214	245,743	36,864	33,850	132,692	126,843	47,905
Customer deposits	324,099	233,453	36,366	44,500	69,334	121,782	53,703
Memorandum items
Gross loans and advances to customersA	229,803	235,111	37,658	34,729	135,202	112,671	48,688
Customers funds	386,810	231,668	40,618	49,371	72,963	108,061	62,775
Customer depositsB	308,745	224,396	36,366	44,462	69,334	95,697	45,693
Investment funds	78,065	7,272	4,252	4,909	3,629	12,364	17,082

EUR million
	2023
Balance sheet (condensed)	Brazil	Chile	Argentine	Corporate Center	Rest of the Group	Total
Loans and advances to customers	96,399	42,616	3,767	5,565	24,890	1,036,349
Customer deposits	110,162	29,578	6,478	1,508	16,206	1,047,169
Memorandum items
Gross loans and advances to customersA	102,583	43,823	3,878	5,640	25,165	1,014,951
Customers funds	145,044	40,098	10,288	1,508	27,670	1,176,874
Customer depositsB	90,297	29,337	6,478	1,508	16,033	968,346
Investment funds	54,747	10,761	3,810	—	11,637	208,528
A.Excluding reverse repos.
B.Excluding repos.
The condensed income statements are as follows:

EUR million
	2025
Underlying income statement (condensed)	Spain	United Kingdom	Portugal	Poland	DCB Europe	United States	Mexico
Net interest incomeA	7,305	5,008	1,346	2,953	4,685	5,888	4,554
Net fee income	3,022	369	506	733	804	1,328	1,454
Gains (losses) on financial transactionsB	841	(100)	70	82	(39)	547	427
Other operating incomeC	822	3	37	(44)	475	166	(130)
Total income	11,990	5,280	1,959	3,724	5,925	7,929	6,305
Administrative expenses, depreciation and amortisation	(4,284)	(2,771)	(548)	(1,036)	(2,611)	(3,812)	(2,620)
Net operating incomeD	7,706	2,509	1,411	2,687	3,314	4,116	3,685
Net loan-loss provisionsE	(1,142)	(177)	8	(283)	(1,363)	(2,244)	(1,239)
Other gains (losses) and provisionsF	(482)	(539)	(2)	(473)	(554)	(124)	(110)
Operating profit/(loss) before tax	6,083	1,794	1,417	1,930	1,398	1,748	2,336
Tax on profit	(1,811)	(486)	(405)	(402)	(322)	(207)	(627)
Profit/(loss) from continuing operations	4,272	1,307	1,011	1,528	1,076	1,541	1,709
Net profit/(loss) from discontinued operations	—	—	—	—	—	—	—
Consolidated profit/(loss)	4,272	1,307	1,011	1,528	1,076	1,541	1,709
Non-controlling interests	—	—	(2)	(580)	(304)	—	(4)
Attributable profit/(loss) to the parent	4,272	1,307	1,010	949	772	1,541	1,705

EUR million
	2025
Underlying income statement (condensed)	Brazil	Chile	Argentina	Corporate Centre	Rest of the Group	Total Group
Net interest incomeA	9,380	1,917	1,727	(490)	1,081	45,354
Net fee income	3,193	582	788	(27)	908	13,661
Gains (losses) on financial transactionsB	(64)	230	229	(82)	295	2,436
Other operating incomeC	93	(15)	(509)	18	24	940
Total income	12,602	2,714	2,235	(581)	2,308	62,390
Administrative expenses, depreciation and amortisation	(4,109)	(912)	(964)	(402)	(1,656)	(25,725)
Net operating incomeD	8,493	1,802	1,271	(983)	654	36,665
Net loan-loss provisionsE	(4,409)	(531)	(574)	(198)	(259)	(12,411)
Other gains (losses) and provisionsF	(859)	(39)	(46)	(94)	(65)	(3,387)
Operating profit/(loss) before tax	3,224	1,232	650	(1,275)	330	20,867
Tax on profit	(836)	(189)	(216)	190	(30)	(5,341)
Profit/(loss) from continuing operations	2,388	1,043	434	(1,085)	302	15,526
Net profit/(loss) from discontinued operations	—	—	—	—	—	—
Consolidated profit/(loss)	2,388	1,043	434	(1,085)	302	15,526
Non-controlling interests	(220)	(314)	(1)	—	—	(1,425)
Attributable profit/(loss) to the parent	2,168	729	433	(1,085)	300	14,101
A.Net interest income includes the net amount of the profit and loss account items 'Interest income' and 'Interest expense'. It is presented this way because it is how it is presented to the main operational decision maker.
B.Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
C.Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
D.Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
E.Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes an addition of EUR 47 million mainly corresponding to the results by commitments and contingent risks included in the line provisions or reversal of provisions, net of the statutory income statement.
F.Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except an addition of EUR 47 million mainly corresponding to the results by commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognized in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.

EUR million
	2024
Underlying income statement (condensed)	Spain	United Kingdom	Portugal	Poland	DCB Europe	United States	Mexico
Net interest incomeA	7,256	4,950	1,548	2,844	4,361	5,693	4,631
Net fee income	2,867	283	467	674	902	1,152	1,385
Gains (losses) on financial transactionsB	1,100	(18)	45	57	(24)	371	396
Other operating incomeC	751	1	40	(20)	440	364	(134)
Total income	11,974	5,216	2,100	3,555	5,679	7,580	6,278
Administrative expenses, depreciation and amortisation	(4,271)	(2,918)	(548)	(965)	(2,604)	(3,830)	(2,665)
Net operating incomeD	7,703	2,299	1,553	2,591	3,075	3,750	3,613
Net loan-loss provisionsE	(1,259)	(64)	(11)	(511)	(1,209)	(2,507)	(1,277)
Other gains (losses) and provisionsF	(1,003)	(441)	(61)	(429)	(735)	(190)	(62)
Operating profit/(loss) before tax	5,440	1,794	1,481	1,650	1,131	1,053	2,274
Tax on profit	(1,678)	(488)	(478)	(431)	(255)	56	(598)
Profit/(loss) from continuing operations	3,763	1,306	1,003	1,219	876	1,109	1,676
Net profit/(loss) from discontinued operations	—	—	—	—	—	—	—
Consolidated profit/(loss)	3,763	1,306	1,003	1,219	876	1,109	1,676
Non-controlling interests	—	—	(2)	(419)	(234)	—	(5)
Attributable profit/(loss) to the parent	3,762	1,306	1,001	800	642	1,109	1,671

EUR million
	2024
Underlying income statement (condensed)	Brazil	Chile	Argentina	Corporate Centre	Rest of the Group	Total Group
Net interest incomeA	10,121	1,822	2,919	(308)	831	46,668
Net fee income	3,414	551	602	(11)	723	13,010
Gains (losses) on financial transactionsB	(37)	238	229	(408)	324	2,273
Other operating incomeC	38	(19)	(1,263)	51	12	261
Total income	13,536	2,592	2,487	(676)	1,890	62,211
Administrative expenses, depreciation and amortisation	(4,352)	(933)	(1,022)	(379)	(1,547)	(26,034)
Net operating incomeD	9,184	1,659	1,465	(1,055)	340	36,177
Net loan-loss provisionsE	(4,487)	(497)	(284)	3	(230)	(12,333)
Other gains (losses) and provisionsF	(867)	(51)	(353)	(265)	(359)	(4,816)
Operating profit/(loss) before tax	3,830	1,111	827	(1,317)	(247)	19,027
Tax on profit	(1,165)	(211)	(161)	162	(37)	(5,284)
Profit/(loss) from continuing operations	2,665	899	666	(1,155)	(283)	13,744
Net profit/(loss) from discontinued operations	—	—	—	—	—	—
Consolidated profit/(loss)	2,665	899	666	(1,155)	(283)	13,744
Non-controlling interests	(243)	(271)	(1)	1	5	(1,169)
Attributable profit/(loss) to the parent	2,422	629	665	(1,154)	(279)	12,574
A.Net interest income includes the net amount of the profit and loss account items 'Interest income' and 'Interest expense'. It is presented this way because it is how it is presented to the main operational decision maker.
B.Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
C.Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
D.Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
E.Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes an addition of EUR 41 million mainly corresponding to the results by commitments and contingent risks included in the line provisions or reversal of provisions, net of the statutory income statement.
F.Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except an addition of EUR 41 million mainly corresponding to the results by commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognized in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.

EUR million
	2023
Underlying income statement (condensed)	Spain	United Kingdom	Portugal	Poland	DCB Europe	United States	Mexico
Net interest incomeA	6,641	5,152	1,465	2,543	4,193	5,742	4,408
Net fee income	2,699	338	464	589	796	766	1,374
Gains (losses) on financial transactionsB	688	29	33	67	117	294	211
Other operating incomeC	104	6	20	(17)	396	407	(94)
Total income	10,132	5,525	1,982	3,182	5,502	7,209	5,899
Administrative expenses, depreciation and amortisation	(4,227)	(2,745)	(542)	(862)	(2,618)	(3,679)	(2,588)
Net operating incomeD	5,905	2,779	1,440	2,320	2,884	3,531	3,311
Net loan-loss provisionsE	(1,522)	(247)	(77)	(674)	(792)	(2,593)	(1,135)
Other gains (losses) and provisionsF	(984)	(425)	(49)	(253)	(72)	(74)	(57)
Operating profit/(loss) before tax	3,399	2,107	1,314	1,392	2,019	863	2,119
Tax on profit	(1,029)	(563)	(416)	(377)	(493)	69	(541)
Profit/(loss) from continuing operations	2,371	1,545	898	1,015	1,526	932	1,577
Net profit/(loss) from discontinued operations	—	—	—	—	—	—	—
Consolidated profit/(loss)	2,371	1,545	898	1,015	1,526	932	1,577
Non-controlling interests	—	—	(2)	(342)	(327)	—	(17)
Attributable profit/(loss) to the parent	2,371	1,545	896	674	1,199	932	1,560

EUR million
	2023
Underlying income statement (condensed)	Brazil	Chile	Argentina	Corporate Centre	Rest of the Group	Total Group
Net interest incomeA	9,116	1,383	1,879	(41)	780	43,261
Net fee income	3,462	572	396	(13)	614	12,057
Gains (losses) on financial transactionsB	483	320	341	(302)	352	2,633
Other operating incomeC	43	10	(1,072)	(83)	(24)	(304)
Total income	13,104	2,285	1,544	(439)	1,722	57,647
Administrative expenses, depreciation and amortisation	(4,529)	(1,020)	(775)	(391)	(1,449)	(25,425)
Net operating incomeD	8,574	1,265	769	(829)	273	32,222
Net loan-loss provisionsE	(4,701)	(365)	(150)	2	(204)	(12,458)
Other gains (losses) and provisionsF	(963)	51	(114)	(134)	8	(3,066)
Operating profit/(loss) before tax	2,911	951	505	(961)	79	16,698
Tax on profit	(776)	(135)	(117)	(36)	(75)	(4,489)
Profit/(loss) from continuing operations	2,135	816	388	(998)	4	12,209
Net profit/(loss) from discontinued operations	—	—	—	—	—	—
Consolidated profit/(loss)	2,135	816	388	(998)	4	12,209
Non-controlling interests	(215)	(234)	(2)	—	6	(1,133)
Attributable profit/(loss) to the parent	1,921	582	386	(998)	8	11,076
A.Net interest income includes the net amount of the profit and loss account items 'Interest income' and 'Interest expense'. It is presented this way because it is how it is presented to the main operational decision maker.
B.Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
C.Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
D.Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
E.Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes a release of EUR 24 million mainly corresponding to the results by commitments and contingent risks included in the line provisions or reversal of provisions, net of the statutory income statement.
F.Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except a release of EUR 24 million mainly corresponding to the results by commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognized in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.

Schedule of reconciliation of consolidated profit after tax to operating profit before tax
The tables below reconcile the statutory basis results to the underlying results for each of the periods presented as required by IFRS 8. For the purposes of these reconciliations, all material reconciling items are separately identified and described.
Grupo Santander assets and liabilities for management reporting purposes do not differ from the statutory reported figures and therefore are not reconciled.

EUR million
2025
Reconciliation of statutory results to underlying results	Statutory results	Adjustments related to the Poland disposal	Other adjustments	Underlying results
Net interest incomeA	42,348	3,006	—	45,354
Net fee income	12,976	685	—	13,661
Gains (losses) on financial transactionsB	2,362	74	—	2,436
Other operating incomeC	984	(45)	—	940
Total income	58,670	3,720	—	62,390
Administrative expenses, depreciation and amortisation	(24,711)	(1,014)	—	(25,725)
Net operating incomeD	33,959	2,706	—	36,665
Net loan-loss provisionsE	(12,596)	(282)	467	(12,411)
Other gains (losses) and provisionsF	(2,682)	(474)	(231)	(3,387)
Operating profit/(loss) before tax	18,681	1,950	236	20,867
Tax on profit	(4,723)	(408)	(210)	(5,341)
Adjusted profit for the year from continuing operations	13,958	1,542	26	15,526
Profit from discontinued operations (net)	1,542	(1,542)	—	—
Consolidated profit/(loss)	15,500	—	26	15,526
Non-controlling interests	(1,399)	—	(26)	(1,425)
Attributable profit/(loss) to the parent	14,101	—	—	14,101
A.Net interest income includes the net amount of the profit and loss account items 'Interest income' and 'Interest expense'. It is presented this way because it is how it is presented to the main operational decision maker.
B.Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
C.Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
D.Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
E.Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes an addition of EUR 47 million mainly corresponding to the results by commitments and contingent risks includes in the line of the statutory income statement of provisions or reversal of provisions.
F.Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except for an addition of EUR 47 million mainly corresponding to results from commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognized in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.

EUR million
2024
Reconciliation of statutory results to underlying results	Statutory results	Adjustments related to the Poland disposal	Other adjustments	Underlying results
Net interest incomeA	43,787	2,881	—	46,668
Net fee income	12,376	634	—	13,010
Gains (losses) on financial transactionsB	2,211	62	—	2,273
Other operating incomeC	6	(81)	335	261
Total income	58,380	3,496	335	62,211
Administrative expenses, depreciation and amortisation	(25,149)	(885)	—	(26,034)
Net operating incomeD	33,231	2,611	335	36,177
Net loan-loss provisionsE	(12,183)	(502)	352	(12,333)
Other gains (losses) and provisionsF	(3,701)	(429)	(687)	(4,816)
Operating profit/(loss) before tax	17,347	1,680	—	19,027
Tax on profit	(4,844)	(439)	—	(5,284)
Adjusted profit for the year from continuing operations	12,503	1,241	—	13,744
Profit from discontinued operations (net)	1,241	(1,241)	—	—
Consolidated profit/(loss)	13,744	—	—	13,744
Non-controlling interests	(1,170)	—	—	(1,169)
Attributable profit/(loss) to the parent	12,574	—	—	12,574
A.Net interest income includes the net amount of the profit and loss account items 'Interest income' and 'Interest expense'. It is presented this way because it is how it is presented to the main operational decision maker.
B.Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
C.Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
D.Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
E.Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes an addition of EUR 41 million mainly corresponding to the results by commitments and contingent risks includes in the line of the statutory income statement of provisions or reversal of provisions.
F.Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except for an addition of EUR 41 million mainly corresponding to results from commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognized in results and Gains or losses on non-current assets held for sale not classified as discontinued operations

EUR million
2023
Reconciliation of statutory results to underlying results	Statutory results	Adjustments related to the Poland disposal	Other adjustments	Underlying results
Net interest incomeA	40,650	2,611	—	43,261
Net fee income	11,495	562	—	12,057
Gains (losses) on financial transactionsB	2,565	68	—	2,633
Other operating incomeC	(459)	(69)	224	(304)
Total income	54,251	3,172	224	57,647
Administrative expenses, depreciation and amortisation	(24,632)	(793)	—	(25,425)
Net operating incomeD	29,619	2,379	224	32,222
Net loan-loss provisionsE	(12,260)	(672)	474	(12,458)
Other gains (losses) and provisionsF	(2,354)	(253)	(459)	(3,066)
Operating profit/(loss) before tax	15,005	1,454	239	16,698
Tax on profit	(3,880)	(396)	(213)	(4,489)
Adjusted profit for the year from continuing operations	11,125	1,058	26	12,209
Profit from discontinued operations (net)	1,058	(1,058)	—	—
Consolidated profit/(loss)	12,183	—	26	12,209
Non-controlling interests	(1,107)	—	(26)	(1,133)
Attributable profit/(loss) to the parent	11,076	—	—	11,076
A.Net interest income includes the net amount of the profit and loss account items 'Interest income' and 'Interest expense'. It is presented this way because it is how it is presented to the main operational decision maker.
B.Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
C.Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
D.Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
E.Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes a release of EUR 24 million mainly corresponding to the results by commitments and contingent risks includes in the line of the statutory income statement of provisions or reversal of provisions.
F.Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except a release of EUR 24 million mainly corresponding to results from commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognized in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.